CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 509,523	$ 499,289
Accounts receivable	263	247
Receivables from affiliated companies	221	15,697
Inventories	5,121	5,828
Prepaid expenses and other current assets	38,721	42,633
Total current assets	553,849	563,694
Property and equipment, net	2,868,064	2,556,040
Intangible assets, net	1,373	2,777
Long-term prepayments, deposits and other assets	48,325	69,624
Restricted cash	130	130
Operating lease right-of-use assets	13,136	14,588
Land use right, net	108,645	112,114
Total assets	3,593,522	3,318,967
Current liabilities:
Accounts payable	501	211
Accrued expenses and other current liabilities	165,688	201,405
Income tax payable	22	21
Payables to affiliated companies	81,178	53,093
Total current liabilities	247,389	254,730
Long-term debt, net	2,434,476	2,087,486
Other long-term liabilities	21,631	17,771
Deferred tax liabilities, net	382	0
Operating lease liabilities, non-current	13,499	14,797
Total liabilities	2,717,377	2,374,784
Commitments and contingencies (Note 18)
Shareholders' equity and participation interest:
Additional paid-in capital	2,477,359	2,134,227
Accumulated other comprehensive losses	(11,671)	(6,136)
Accumulated losses	(1,665,166)	(1,338,715)
Total shareholders' equity	800,606	789,420
Participation interest	75,539	154,763
Total shareholders' equity and participation interest	876,145	944,183
Total liabilities, shareholders' equity and participation interest	3,593,522	3,318,967
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	77	37
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7